Borrowings - Summary of Composition of Carrying Amounts of Total Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 2,127	€ 2,468	€ 2,233
U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,387	1,887
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	720	575
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 20	€ 6